Financial Instruments - Schedule of Interest Payable and Interest Payments (Details) $ in Thousands	Dec. 31, 2024 CAD ($)
Satellite performance incentive payments [Member]
Schedule of Interest Payable and Interest Payments [Line Items]
Interest payable	$ 48
Interest payments	3,306
Indebtedness [Member]
Schedule of Interest Payable and Interest Payments [Line Items]
Interest payable	20,802
Interest payments	$ 444,499